Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares iBonds 2029 Term High Yield and Income ETF | iShares iBonds 2029 Term High Yield and Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.93%	8.02%	14.34%